Provisions for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for Legal Proceedings [Abstract]
Schedule of Breakdown Liabilities

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follows:

	December 31, 2025	December 31, 2024
Current liabilities	159,217	280,804
Non-current liabilities	209,358	216,659
	368,575	497,463

Schedule of Provisions are Recognized Based on Estimated Cost
	December 31, 2025				December 31, 2024
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	97,503	59,075	52,701	209,279	87,075	59,796	68,516	215,387
USA	—	71,017	88,200	159,217	—	280,804	—	280,804
Others jurisdictions	70	—	9	79	52	44	1,176	1,272
Total	97,573	130,092	140,910	368,575	87,127	340,644	69,692	497,463

Schedule of Labor - Changes in Provisions

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	87,075	72,477	(82,570)	9,566	10,956	97,504
Other jurisdictions	52	(9)	—	47	(21)	69
Total	87,127	72,468	(82,570)	9,613	10,935	97,573

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	107,940	65,901	(69,751)	6,913	(23,928)	87,075
Other jurisdictions	64	5	(4)	—	(13)	52
Total	108,004	65,906	(69,755)	6,913	(23,941)	87,127

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004
Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	59,796	32,584	(44,106)	3,511	7,290	59,075
USA	280,804	193,030	(402,817)	—	—	71,017
Other jurisdictions	44	(6,524)	(48)	6,563	(35)	—
Total	340,644	219,090	(446,971)	10,074	7,255	130,092
Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	73,502	15,941	(19,414)	6,551	(16,784)	59,796
USA	197,439	259,515	(176,150)	—	—	280,804
Other jurisdictions	48	6	(4)	—	(6)	44
Total	270,989	275,462	(195,568)	6,551	(16,790)	340,644

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989
Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	68,516	(15,263)	(6,446)	(1,918)	7,811	52,700
USA	—	88,200	—	—	—	88,200
Other jurisdictions	1,176	(2,499)	(507)	2,269	(429)	10
Total	69,692	70,438	(6,953)	351	7,382	140,910

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	133,006	(39,353)	(5,491)	5,631	(25,277)	68,516
Other jurisdictions	1,394	270	—	(218)	(270)	1,176
Total	134,400	(39,083)	(5,491)	5,413	(25,547)	69,692

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400

Schedule of Possible Loss Contingent Liabilities

Considering management’s assessment, supported by the opinion of legal advisors, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2025	December 31, 2024
Labor	219,277	211,591
Civil	390,771	334,851
Tax	6,010,489	5,773,162
Total	6,620,537	6,319,604